Consolidated Statements of Shareholders' Equity / Members' Deficit - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Mar. 31, 2017		0
Beginning balance at Mar. 31, 2017	$ (264,506)	$ 0	$ (178,358)	$ (69,030)	$ (17,118)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation, net of tax	(8,680)				(8,680)
Transfers to related parties	(3,920)		(3,920)
Equity repurchases	(806)		(806)
Net (loss) income	9,222			9,222
Ending balance (in shares) at Mar. 31, 2018		0
Ending balance at Mar. 31, 2018	(268,690)	$ 0	(183,084)	(59,808)	(25,798)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation, net of tax	(3,912)				(3,912)
Transfers to related parties	(813)		(813)
Equity repurchases	(649)		(649)
Net (loss) income	$ (116,194)			(116,194)
Ending balance (in shares) at Mar. 31, 2019	280,853,040	0
Ending balance at Mar. 31, 2019	$ (390,258)	$ 0	(184,546)	(176,002)	(29,710)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation, net of tax	4,982				4,982
Equity repurchases	(156)		(156)
Reclassification of related party payable upon reorganization	600,622		600,622
Common units, issued (in shares)		38,873,000
Common units, issued	585,297	$ 39	585,258
Effect of reorganization (in shares)		241,547,118
Effect of reorganization	278,248	$ 242	271,383		6,623
Contribution for taxes associated with reorganization	265,000		265,000
Restricted stock units vested (in shares)		503,000
Restricted stock awards forfeited (in shares)		(70,000)
Share-based compensation	35,786		35,786
Net (loss) income	$ (418,024)			(418,024)
Ending balance (in shares) at Mar. 31, 2020	280,853,040	280,853,000
Ending balance at Mar. 31, 2020	$ 961,497	$ 281	$ 1,573,347	$ (594,026)	$ (18,105)